Summary of Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Accounting Policies
Summary of estimated useful lives of assets
Assets	Useful life
Properties	Shorter of lease term and useful life of the asset
Leasehold improvements	11 years
Other equipment	5 – 10 years